ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	NOTE 3:- ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2013	2012

Israeli government authorities	$54	$11
Prepaid expenses	106	105
	$160	$116